RISK MANAGEMENT - Minimum regulatory capital requirements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 23,744	$ 23,744
Other comprehensive income	(544,219)	(1,146,565)
Net income for the period	7,731,773	8,018,417
Non-controlling interests	$ 14,737,744	14,354,689
Deductions:
Leverage ratio	3.00%
Banco de Bogota S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 3,553	3,553
Reserves and retained earnings	14,635,826	13,507,497
Other comprehensive income	8,114	51,008
Net income for the period	1,024,884	2,251,716
Deductions:
Unconsolidated financial sector investments		(3,364,280)
Goodwill and other intangibles	(1,220,146)	(1,054,448)
Deferred tax assets	(815,194)	(1,306,888)
CET1	13,637,037	10,088,159
Tier I	13,637,037	10,088,159
Subordinated instruments	2,573,696	3,135,871
Plus/minus others	160,637	424,829
Tier II capital	2,734,333	3,560,700
Technical capital	16,371,370	13,648,858
Risk-weighted assets	76,811,668	68,771,856
Market risk	491,571	495,392
Market risk exposure	5,461,900	5,504,360
Operational Risk	521,135	527,420
Operational risk exposure	5,790,384	5,860,219
Risk-weighted assets including regulatory market risk and operational risk	$ 88,063,952	$ 80,136,435
CET1 solvency ratio	15.49%	12.59%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	15.49%	12.59%
Tier II solvency ratio	3.10%	4.44%
Total solvency ratio	18.59%	17.03%
Capital measure	$ 13,637,037	$ 10,088,159
Exposure measure	$ 120,114,582	$ 106,717,652
Leverage ratio	11.35%	9.45%
Banco de Bogota S.A. | Consolidated basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 3,553	$ 3,553
Reserves and retained earnings	14,988,657	13,301,448
Other comprehensive income	(122,944)	41,828
Net income for the period	954,173	2,804,925
Deductions:
Unconsolidated financial sector investments		(3,261,888)
Goodwill and other intangibles	(1,504,225)	(1,416,196)
Deferred tax assets	(672,813)	(1,035,857)
Other	(1,431)	(111)
CET1	13,644,969	10,437,701
Tier I	13,644,969	10,437,701
Subordinated instruments	2,573,696	3,135,871
Tier II capital	2,573,696	3,135,871
Technical capital	16,218,665	13,573,572
Risk-weighted assets	91,625,712	88,898,130
Market risk	639,228	759,624
Market risk exposure	7,102,531	8,440,262
Operational Risk	612,546	577,099
Operational risk exposure	6,806,068	6,412,206
Risk-weighted assets including regulatory market risk and operational risk	$ 105,534,310	$ 103,750,598
CET1 solvency ratio	12.93%	10.06%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	12.93%	10.06%
Tier II solvency ratio	2.44%	3.02%
Total solvency ratio	15.37%	13.08%
Capital measure	$ 13,644,969	$ 10,437,701
Exposure measure	$ 141,766,918	$ 136,096,623
Leverage ratio	9.62%	7.67%
Banco de Occidente S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 4,677	$ 4,677
Reserves and retained earnings	4,782,349	4,525,930
Other comprehensive income	28,731	(124,708)
Net income for the period	430,603	502,643
Deductions:
Unconsolidated financial sector investments		(224,184)
Goodwill and other intangibles	(643,350)	(586,129)
Deferred tax assets	(251,878)	(144,581)
Other	(2,867)	(4,190)
CET1	4,348,265	3,949,457
Tier I	4,348,265	3,949,457
Subordinated instruments	649,305	834,895
Plus/minus others	26,190	85,332
Tier II capital	675,495	920,227
Technical capital	5,023,760	4,869,684
Risk-weighted assets	38,073,928	34,616,008
Market risk	184,778	229,199
Market risk exposure	2,053,092	2,546,656
Operational Risk	235,639	203,225
Operational risk exposure	2,618,213	2,258,057
Risk-weighted assets including regulatory market risk and operational risk	$ 42,745,234	$ 39,420,721
CET1 solvency ratio	10.17%	10.02%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	10.17%	10.02%
Tier II solvency ratio	1.58%	2.33%
Total solvency ratio	11.75%	12.35%
Capital measure	$ 4,348,265	$ 3,949,457
Exposure measure	$ 65,855,871	$ 56,629,015
Leverage ratio	6.60%	6.97%
Banco de Occidente S.A. | Consolidated basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 4,677	$ 4,677
Reserves and retained earnings	4,996,111	4,791,295
Other comprehensive income	176,033	(65,254)
Net income for the period	473,554	452,493
Non-controlling interests	11,843
Deductions:
Unconsolidated financial sector investments		(226,950)
Goodwill and other intangibles	(594,581)	(533,300)
Other	(2,867)	(4,190)
CET1	5,064,770	4,418,771
Tier I	5,064,770	4,418,771
Subordinated instruments	649,305	834,895
Tier II capital	649,305	834,895
Technical capital	5,714,075	5,253,666
Risk-weighted assets	41,324,390	37,591,858
Market risk	218,356	272,515
Market risk exposure	2,426,174	3,027,946
Operational Risk	236,239	227,231
Operational risk exposure	2,624,877	2,524,786
Risk-weighted assets including regulatory market risk and operational risk	$ 46,375,441	$ 43,144,590
CET1 solvency ratio	10.92%	10.24%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	10.92%	10.24%
Tier II solvency ratio	1.40%	1.94%
Total solvency ratio	12.32%	12.18%
Capital measure	$ 5,064,770	$ 4,418,771
Exposure measure	$ 70,759,147	$ 62,211,737
Leverage ratio	7.16%	7.10%
Banco Popular S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 77,253	$ 77,253
Reserves and retained earnings	2,839,567	2,751,656
Other comprehensive income	79,481	68,673
Net income for the period	(347,409)	73,035
Deductions:
Unconsolidated financial sector investments		(355,124)
Goodwill and other intangibles	(361,170)	(288,139)
Other	(87,539)	(157,747)
CET1	2,200,184	2,169,608
Tier I	2,200,184	2,169,608
Subordinated instruments	327,018	177,147
Plus/minus others	20,775	25,697
Tier II capital	347,793	202,844
Technical capital	2,547,976	2,372,452
Risk-weighted assets	16,670,146	18,453,236
Market risk	83,118	136,503
Market risk exposure	923,539	1,516,695
Operational Risk	136,419	112,786
Operational risk exposure	1,515,762	1,253,181
Risk-weighted assets including regulatory market risk and operational risk	$ 19,109,447	$ 21,223,112
CET1 solvency ratio	11.51%	10.22%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	11.51%	10.22%
Tier II solvency ratio	1.82%	0.96%
Total solvency ratio	13.33%	11.18%
Capital measure	$ 2,200,184	$ 2,169,608
Exposure measure	$ 29,393,566	$ 32,226,919
Leverage ratio	7.49%	6.73%
Banco Popular S.A. | Consolidated basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 77,253	$ 77,253
Reserves and retained earnings	2,981,939	2,876,025
Other comprehensive income	222,322	198,193
Net income for the period	(402,676)	80,210
Non-controlling interests	6,794,087	29,714
Deductions:
Unconsolidated financial sector investments		(355,124)
Goodwill and other intangibles	(446,032)	(293,825)
Other	(89,253)	(157,747)
CET1	9,137,641	2,454,700
Tier I	9,137,641	2,454,700
Subordinated instruments	77,018	177,147
Tier II capital	77,018	177,147
Other deductions from technical capital	(36,876)
Technical capital	9,177,782	2,631,847
Risk-weighted assets	36,166,365	18,473,302
Market risk	336,718	147,685
Market risk exposure	3,741,309	1,640,943
Operational Risk	462,427	115,899
Operational risk exposure	5,138,073	1,287,767
Risk-weighted assets including regulatory market risk and operational risk	$ 45,045,747	$ 21,402,012
CET1 solvency ratio	20.29%	11.47%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	20.29%	11.47%
Tier II solvency ratio	0.17%	0.83%
Total solvency ratio	20.37%	12.30%
Capital measure	$ 9,137,641	$ 2,454,700
Exposure measure	$ 56,066,107	$ 32,249,192
Leverage ratio	16.30%	7.61%
Banco Comercial AV Villas S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 22,297	$ 22,297
Reserves and retained earnings	1,658,248	1,524,474
Other comprehensive income	57,285	(30,491)
Net income for the period	(117,126)	112,035
Deductions:
Goodwill and other intangibles	(159,586)	(124,474)
Deferred tax assets	(10,239)
Other	(123,976)	(153,441)
CET1	1,326,904	1,350,401
Other	176	176
AT1	176	176
Tier I	1,327,079	1,350,576
Plus/minus others	24,471	25,317
Tier II capital	24,471	25,317
Technical capital	1,351,551	1,375,893
Risk-weighted assets	10,054,415	10,419,661
Market risk	47,003	96,711
Market risk exposure	522,254	1,074,571
Operational Risk	95,732	81,824
Operational risk exposure	1,063,689	909,158
Risk-weighted assets including regulatory market risk and operational risk	$ 11,640,358	$ 12,403,391
CET1 solvency ratio	11.40%	10.89%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	11.40%	10.89%
Tier II solvency ratio	0.21%	0.20%
Total solvency ratio	11.61%	11.09%
Capital measure	$ 1,327,079	$ 1,350,576
Exposure measure	$ 18,873,410	$ 19,487,267
Leverage ratio	7.03%	6.93%
Corporacion Financiera Colombiana S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 3,464	$ 3,464
Reserves and retained earnings	11,233,257	9,929,403
Other comprehensive income	(76,643)	(383,161)
Net income for the period	808,982	1,774,040
Deductions:
Goodwill and other intangibles	(99,130)	(90,578)
Other	(1,480)	(1,350)
CET1	11,868,451	11,231,819
Other	192	192
AT1	192	192
Tier I	11,868,643	11,232,011
Other deductions from technical capital	(36,876)	(44,131)
Technical capital	11,831,767	11,187,880
Risk-weighted assets	19,894,398	18,323,118
Market risk	235,605	185,978
Market risk exposure	2,617,835	2,066,426
Operational Risk	290,604	259,287
Operational risk exposure	3,228,933	2,880,964
Risk-weighted assets including regulatory market risk and operational risk	$ 25,741,166	$ 23,270,508
CET1 solvency ratio	46.11%	48.27%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	46.11%	48.27%
Tier II solvency ratio	0.00%	0.00%
Total solvency ratio	45.96%	48.08%
Capital measure	$ 11,868,643	$ 11,232,011
Exposure measure	$ 27,068,698	$ 24,099,107
Leverage ratio	43.85%	46.61%
Corporacion Financiera Colombiana S.A. | Consolidated basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 3,464	$ 3,464
Reserves and retained earnings	10,829,636	9,587,611
Other comprehensive income	366,032	47,709
Net income for the period	886,012	1,713,807
Non-controlling interests	1,380	1,210
Deductions:
Goodwill and other intangibles	(78,011)	(66,553)
Deferred tax assets		(5,191)
Other	(5,964)	(5,847)
CET1	12,002,549	11,276,209
Other	192	192
AT1	192	192
Tier I	12,002,741	11,276,401
Other deductions from technical capital	(36,876)	(44,131)
Technical capital	11,965,865	11,232,270
Risk-weighted assets	20,189,704	18,238,986
Market risk	240,068	190,534
Market risk exposure	2,667,427	2,117,047
Operational Risk	298,733	303,453
Operational risk exposure	3,319,258	3,371,697
Risk-weighted assets including regulatory market risk and operational risk	$ 26,176,390	$ 23,727,731
CET1 solvency ratio	45.85%	47.52%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	45.85%	47.52%
Tier II solvency ratio	0.00%	0.00%
Total solvency ratio	45.71%	47.34%
Capital measure	$ 12,002,741	$ 11,276,401
Exposure measure	$ 27,699,079	$ 24,589,959
Leverage ratio	43.33%	45.86%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Separate basis
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 109,211	$ 109,211
Reserves and retained earnings	2,265,587	2,312,131
Deductions:
Other	(50,626)	(50,626)
Tier I	2,324,172	2,370,715
Unrealized gains/losses on securities available for sale	(8,474)	(31,628)
Tier II capital	(8,474)	(31,628)
Value of the stabilization reserve	(1,911,568)	(1,781,676)
Technical capital	404,130	557,412
Risk-weighted assets	886,689	907,164
Market risk	10,927	13,808
Market risk exposure	121,408	153,419
Operational Risk	122,398	127,819
Operational risk exposure	1,359,975	1,420,213
Risk-weighted assets including regulatory market risk and operational risk	$ 2,368,072	$ 2,480,795
Total solvency ratio	17.07%	22.47%